Recoverable tax assets (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Recoverable tax assets
Corporate income tax (IRPJ)	[1]	R$ 586	R$ 2,141
Social contribution (CSLL)	[1]	383	450
Federal VAT (PIS/COFINS)	[2]	14,408	23,147
Federal Social Security Tax on Gross Revenue (CPRB)	[3]	1,676	0
Others		2,519	2,320
Total tax assets		19,572	28,058
Current		19,572	28,058
Non-current		R$ 0	R$ 0

[1]	Income tax and social contribution - the balance is composed by amounts withheld and advances of corporate income tax and social contribution carried out in the previous years.
[2]	The Company is eligible for PIS and COFINS (Federal VAT) tax credits on SMS cost invoices issued by the operator, as it collects contributions to PIS and COFINS on a non-cumulative basis at rates of 1.65% and 7.6%.
[3]	The Company has recognized the favorable rulings from the Federal Regional Court regarding the writ of security, which affirmed the right to calculate the Brazilian Social Security (“INSS – Instituto Nacional de Seguridade Social”) contributions for the period from November 2012 to November 2015 based on gross revenue (CPRB), rather than on payroll.